Consolidated Statement of Stockholders' Equity (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001